Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 465.1	$ 610.1	$ 478.7
Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	669.5	787.7
Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	204.4	177.6
Goodwill [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	116.0	230.2	169.4
Goodwill [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	116.0	230.2
Trademark [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	199.3	219.2	199.8
Trademark [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	199.3	219.2
Software and licenses [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	78.5	76.6	47.2
Software and licenses [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	189.8	172.1
Software and licenses [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	111.3	95.5
Patents [Member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	3.9	4.4
Patents [Member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	5.3	5.3
Patents [Member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	1.4	0.9
Dealer network [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	65.5	76.2	57.0
Dealer network [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	134.1	137.3
Dealer network [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	68.6	61.1
Customer relationships [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	1.9	3.5	$ 5.3
Customer relationships [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	25.0	23.6
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 23.1	$ 20.1